Accounts receivable, net	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Accounts receivable, net
7.	Accounts receivable, net
	As of December 31,
	2020	2021
Accounts receivable, gross	5,892	2,898
Less: allowance for credit losses	—	—

Accounts receivable, net	5,892	2,898